Long-term debt	12 Months Ended
Dec. 31, 2020
Long-term debt
Long-term debt

16.   Long-term debt

(a)    Details of long-term debt

As at December 31 (millions)	Note	2020	2019
Credit facility	(b)	$1,568.0	$335.5
Deferred debt transaction costs		(10.9)	(3.7)
		$1,557.1	331.8
Lease liabilities	(c)	208.6	188.7
Long-term debt		$1,765.7	$520.5
Current		$92.3	$42.8
Non-current		1,673.4	477.7
Long-term debt		$1,765.7	$520.5

(b)    Credit facility

	2020			2019
	Revolving	Term loan		Revolving	Term loan
As at December 31 (millions)	component	component(1)	Total	component	component(1)	Total
Available	$132.0	N/A	$132.0	$121.0	N/A	$121.0
Outstanding
Due to TELUS Corporation	$65.1	75.0	140.1	—	—	—
Due to Other	652.9	775.0	1,427.9	229.0	106.5	335.5
	$850.0	$850.0	$1,700.0	$350.0	$106.5	$456.5
(1)

We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on the debt to a fixed rate of 2.64% plus applicable margins (see Note 4(g) - Derivative).

As at December 31, 2020, we had a $1,700.0 million bank credit facility (December 31, 2019 – $456.5 million), secured by our assets, with a syndicate of financial institutions, expiring on January 28, 2025.  The credit facility is secured by our assets, with a syndicate of financial institutions and joined in 2020 by TELUS Corporation (as 8.9% lender at an aggregate level).  The incremental increase in the credit facility is in connection with the acquisition of Competence Call Center and Lionbridge AI (Note 13(b)) and is non-recourse to TELUS Corporation. As at December 31, 2020, excluding amount due to TELUS Corporation, $1,427.9 million was outstanding with a weighted average interest rate of 2.9% (December 31, 2019 – 3.25%).

The credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including net debt to EBITDA ratio of 5.25:1.00 for each quarter in 2020 and 2021, with a step down to 4.50:1.00 for each quarter in 2022, and a further step down to 3.75:1.00 for each quarter thereafter, and cash flow to debt service ratio of 1.50:1.00. If an acquisition with an aggregate cash consideration in excess of $60 million occurs in any twelve-month period, the maximum permitted net debt to EBITDA ratio may be increased to 4.50:1.00 and shall return to 3.75:1.00 after eight fiscal quarters.

As at December 31, 2020 and 2019, we were in compliance with all financial covenants, financial ratios and all of the terms and conditions of our long-term debt agreements.

The term loan is subject to an amortization schedule requiring that 1.25% of the principal advanced be repaid each quarter throughout the term of the agreement, with the balance due at maturity.  As at December 31, 2020 and December 31, 2019, we had liquidity of $132.0 million available under the revolving component of our credit facility (December 31, 2019 - $121.0 million), and nil (December 31, 2019 - $2.2 million) available under local credit facilities in our subsidiaries.

In connection with our IPO on February 3, 2021, we received net proceeds of approximately $490.0 million.  On February 5, 2021, we used the net proceeds from the offering to repay a portion of the outstanding balance under the revolving component of our credit facility.

(c)   Lease liabilities

See Note 2(a) for details of significant changes to IFRS-IASB which have been applied effective January 1, 2020.

Leases are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 6.63% as at December 31, 2020.

(d)    Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at December 31, 2020, are as follows:

				European	Other
Composite long-term debt denominated in	U.S dollars			euros	currencies
	Long-term
	debt,
	excluding
Years ending December 31 (millions)	leases	Leases	Total	Leases	Leases	Total
2021	$42.5	$14.9	$57.4	$13.4	$22.1	$92.9
2022	267.5	14.4	281.9	11.7	16.1	309.7
2023	30.0	13.1	43.1	7.9	15.7	66.7
2024	30.0	5.4	35.4	5.5	12.5	53.4
2025	1,198.0	4.2	1,202.2	2.9	7.0	1,212.1
Thereafter	—	6.2	6.2	20.1	15.5	41.8
Future cash outflows in respect of composite long-term debt principal repayments	1,568.0	58.2	1,626.2	61.5	88.9	1,776.6
Future cash outflows in respect of associated interest and like carrying costs [1]	173.9	12.4	186.3	13.0	19.8	219.1
Undiscounted contractual maturities (Note 4(c))	$1,741.9	$70.6	$1,812.5	$74.5	$108.7	$1,995.7
(1)

Future cash outflows in respect of associated interest and like carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2020.